Derivative Financial Instruments - Offsetting Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Offsetting Assets and Liabilities [Line Items]
Derivatives, Asset Fair Value	$ 1,147.3		$ 2,350.2
Derivatives, Liability Fair Value	1,330.9		1,726.7
Counterparty netting, Assets	(701.0)	[1]	(1,126.9)	[1]
Counterparty netting, Liabilities	(701.0)	[1]	(1,126.9)	[1]
Cash collateral netting, Assets	(241.7)	[2]	(943.4)	[2]
Cash collateral netting, Liabilities	(15.7)	[2]	(85.7)	[2]
Securities collateral netting, Assets	(35.9)	[2]	(68.6)	[2]
Securities collateral netting, Liabilities	(479.1)	[2]	(395.6)	[2]
Net receivables/payables, Assets	168.7		211.3
Net receivables/payables, Liabilities	135.1		118.5
Credit contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	3,221.0		3,106.0
Derivatives, Asset Fair Value	40.5		63.3
Derivatives, Liability Fair Value	14.5		52.7
Equity contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	4,513.5		3,967.0
Derivatives, Asset Fair Value	170.7		79.1
Derivatives, Liability Fair Value	32.0		19.1
Foreign exchange contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	1,456.4		1,985.8
Derivatives, Asset Fair Value	24.1		11.3
Derivatives, Liability Fair Value	44.9		95.0
Interest rate contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	64,734.1		69,107.7
Derivatives, Asset Fair Value	912.0		2,196.5
Derivatives, Liability Fair Value	$ 1,239.5		$ 1,559.9

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjI4YWZkZDM4MDczMTQ1MzZhNzQ5MTU0MWNkZTE3NzI1fFRleHRTZWxlY3Rpb246OTQxOEIwNTkwMjcyN0Q1NTEzMEE4REJDRDQ5M0Q2RjQM}
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjI4YWZkZDM4MDczMTQ1MzZhNzQ5MTU0MWNkZTE3NzI1fFRleHRTZWxlY3Rpb246RkEzRkI2QTAyMjJFRDA0RjJDQkQ4REJEMzFBNDk0NUUM}